CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2015		Dec. 31, 2014
Stockholders equity:
Common stock, par value	$ 0		$ 0
Common stock, Unlimited authorized shares		[1]
Common stock, issued shares	147,024,385		146,984,385
Common stock, outstanding shares	147,024,385		146,984,385

[1]	Unlimited